Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	149 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	May 25, 2027
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%	10.15%
MarketVector™ US Business Development Companies Liquid Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.74%	10.82%	9.33%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.81%	7.56%	8.13%
MSCI U.S. Investable Market Financials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		30.57%	11.62%	11.44%
FT Confluence BDC & Specialty Finance Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.98%	3.34%	5.28%	2.02%
Performance Inception Date	[3]	May 25, 2007
FT Confluence BDC & Specialty Finance Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.53%	(0.64%)	0.92%	(2.03%)
FT Confluence BDC & Specialty Finance Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.70%	0.48%	1.86%	(0.53%)

[1]	Because the index has an inception date after the Fund's inception, performance data is not available for all the periods shown.
[2]	The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NARIET Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark return is calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above. Since the MVIS U.S. Business Development Companies Index had an inception date of August 4, 2011, the performance of the Blended Benchmark is not available for all of the periods disclosed.
[3]	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Predecessor Fund’s Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.